Severance and Retirement Plans - Recognized Accumulated Other Comprehensive Loss (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Actuarial net loss	¥ (49)	¥ (52)
Accumulated other comprehensive income (loss)	¥ (49)	¥ (52)